Intangible assets (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Opening net book value	$ 1,898	$ 2,409
Additions	561	350
Foreign exchange	5	20
Amortization	(1,029)	(881)
Closing net book value	1,435	1,898
Cost	5,346	4,789
Accumulated amortization	(3,911)	(2,891)
Net book value	1,435	1,898
Exclusive license agreement
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Opening net book value	186	205
Foreign exchange	1	2
Amortization	(22)	(21)
Closing net book value	165	186
Cost	231	231
Accumulated amortization	(66)	(45)
Net book value	165	186
Software
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Opening net book value	362	67
Additions	561	350
Foreign exchange	(5)	4
Amortization	(148)	(59)
Closing net book value	770	362
Cost	978	421
Accumulated amortization	(208)	(59)
Net book value	770	362
Proprietary technology
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Opening net book value	1,128	1,785
Foreign exchange	7	12
Amortization	(718)	(669)
Closing net book value	417	1,128
Cost	3,456	3,456
Accumulated amortization	(3,039)	(2,328)
Net book value	417	1,128
Brand
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Opening net book value	222	352
Foreign exchange	2	2
Amortization	(141)	(132)
Closing net book value	83	222
Cost	681	681
Accumulated amortization	(598)	(459)
Net book value	$ 83	$ 222